Note 1 - Segment Information - Geographical Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net sales		$ 7,294,055	$ 7,658,588	$ 5,288,504
Total assets		14,842,991	14,251,299	14,398,218
Current trade receivables		1,348,160	1,737,366	1,214,060
Property, plant and equipment, net		6,090,017	6,063,908	6,229,143
Capital expenditures		350,174	349,473	558,236
Depreciation and amortization		539,521	664,357	608,640
Discontinued operations [member]
Statement Line Items [Line Items]
Net sales				11,899
Total assets
Current trade receivables
Property, plant and equipment, net
Capital expenditures				145
Depreciation and amortization
Continuing operations 1 [member]
Statement Line Items [Line Items]
Capital expenditures				558,091
North America [member]
Statement Line Items [Line Items]
Net sales		3,429,911	3,611,509	2,451,357
Total assets		7,885,120	7,971,311	7,925,520
Current trade receivables		612,809	791,190	582,204
Property, plant and equipment, net		3,771,570	3,859,060	3,914,229
Capital expenditures		169,390	196,220	430,142
Depreciation and amortization		276,046	441,705	354,091
South America [member]
Statement Line Items [Line Items]
Net sales		1,391,288	1,462,044	1,142,142
Total assets		2,227,044	2,489,522	2,975,599
Current trade receivables		176,173	280,801	234,877
Property, plant and equipment, net		1,129,260	1,133,113	1,190,145
Capital expenditures		113,999	68,603	58,949
Depreciation and amortization		105,308	108,558	126,273
Europe [member]
Statement Line Items [Line Items]
Net sales		738,880	724,733	545,777
Total assets		2,282,775	1,913,589	2,002,658
Current trade receivables		149,321	215,202	214,944
Property, plant and equipment, net		816,721	848,178	878,788
Capital expenditures		55,169	77,467	57,285
Depreciation and amortization		82,400	82,769	93,900
Middle East and Africa [member]
Statement Line Items [Line Items]
Net sales		1,382,172	1,559,988	937,439
Total assets		958,424	588,746	391,029
Current trade receivables		319,406	383,358	135,524
Property, plant and equipment, net		254,858	94,040	102,481
Capital expenditures		4,578	2,047	7,562
Depreciation and amortization		42,520	10,389	12,094
Asia Pacific [member]
Statement Line Items [Line Items]
Net sales		351,804	300,314	211,789
Total assets		609,663	482,563	441,546
Current trade receivables		90,451	66,815	46,511
Property, plant and equipment, net		117,608	129,517	143,500
Capital expenditures		7,038	5,136	4,153
Depreciation and amortization		33,247	20,936	22,282
Unallocated region [member]
Statement Line Items [Line Items]
Net sales	[1]
Total assets	[1]	879,965	805,568	661,866
Current trade receivables	[1]
Property, plant and equipment, net	[1]
Capital expenditures	[1]
Depreciation and amortization	[1]

[1]	For 2019 and 2018 includes Investments in non-consolidated companies, for 2017 includes Investments in non-consolidated companies and Other equity investments for $21.6 million. See Note 12 and 33.